Investment in equity investees (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient	¥ 8,442	¥ 8,529
Carrying amount of the Group's equity investments accounted for under the Measurement Alternative	¥ 11,856	¥ 14,027